NON-CONSOLIDATED FINANCIAL STATEMENTS OF THE CORPORATION - Non-consolidated and condensed balance sheets (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Current assets	$ 1,121.1	$ 1,131.8	$ 1,875.6
Loans to the parent corporation	701.1	596.1
Other assets	240.4	201.5	185.0
Total assets	10,423.5	10,246.4	10,093.3
Liabilities and equity
Current liabilities	1,249.6	1,400.2	1,170.8
Long-term debt	5,854.5	6,318.4	5,292.6
Other liabilities	332.2	242.2	191.6
Equity attributable to shareholders	1,933.1	1,317.8	2,438.4
Total liabilities and equity	10,423.5	10,246.4	$ 10,093.3
Parent Company
Assets
Current assets	161.0	144.2
Investments in subsidiaries at cost	524.0	477.8
Advances to subsidiaries	64.8	48.9
Convertible obligations, subordinated loans and notes receivable - subsidiaries	2,673.7	2,813.0
Loans to the parent corporation	701.1	596.1
Other assets	341.3	496.5
Total assets	4,465.9	4,576.5
Liabilities and equity
Current liabilities	78.0	88.8
Long-term debt	1,614.3	2,098.9
Advances from subsidiaries	130.4	138.8
Other liabilities	50.4	46.7
Subordinated loan and notes payable - subsidiaries	2,832.0	2,813.0
Equity attributable to shareholders	(239.2)	(609.7)
Total liabilities and equity	$ 4,465.9	$ 4,576.5